Putnam Investments
100 Federal Street
Boston, MA 02110
January 31, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investment Funds (the” Trust”) on behalf of Putnam International Growth Fund and Putnam
Government Money Market Fund (the “Funds”) (Reg. No. 33-56339) (811-07237) Post-Effective
Amendment No. 218 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 218 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 27, 2020.

Comments or questions concerning this certificate may be directed to Peter T. Fariel at 1-800-225-2465, ext. 11379.

Very truly yours,
Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP